Shareholder Report, Line Graph (Details) 74300008800_Franklin Total Return Fund_Advisor Class_TSR Annual {Advisor Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	$ 11,269	$ 10,135	$ 9,996	$ 12,170	$ 11,890	$ 11,368	$ 10,312	$ 10,547	$ 10,375	$ 10,000	$ 11,982
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	$ 11,370	$ 10,286	$ 10,249	$ 12,155	$ 12,214	$ 11,502	$ 10,315	$ 10,531	$ 10,437	$ 10,000	$ 12,071